Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Document Period End Date	Aug. 31, 2024
C000140043 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Qatar ETF
Class Name	iShares MSCI Qatar ETF
Trading Symbol	QAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Qatar ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Qatar ETF	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  The Middle East was negatively impacted by cuts in oil production and falling energy prices and experienced significant volatility due to the ongoing war between Hamas and Israel.
  Qatar’s stock market gained during the reporting period but underperformed other emerging markets.
What contributed to performance?
Financial stocks, which comprised approximately 55% of the Fund on average during the reporting period, contributed the most to the Fund’s performance. Diversified banks benefited from higher interest rates, increased lending volumes, stable margins, and higher fee income. As one of the world’s largest exporters of liquified natural gas, companies that provide transport and drilling equipment in the energy sector benefited from the country’s long-term strategic expansion plans. In the industrials sector, transportation companies were positively impacted by an increase in global trade and efforts to diversify services.
What detracted from performance?
A main detractor from the Fund’s performance during the reporting period was the country’s leading supplier of power generation and water salination in the utilities sector. The company reported a profit drop and lower earnings. In healthcare, the country’s implementation of a value-added tax (VAT) is expected to impact the cost of healthcare-related components and supplies. While healthcare supplies are typically exempt, the VAT may still increase operating costs for healthcare providers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.32%	3.88%	0.14%
Fund Market	2.72	4.04	0.05
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI All Qatar Capped Index	4.82	4.45	0.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 61,727,562
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 436,972
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$61,727,562
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$436,972
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	55.7%
Industrials	14.0%
Energy	9.3%
Materials	6.2%
Communication Services	5.1%
Real Estate	4.4%
Utilities	2.9%
Consumer Staples	1.5%
Health Care	0.6%
Information Technology	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Qatar National Bank QPSC	22.6%
Qatar Islamic Bank QPSC	13.0%
Industries Qatar QSC	7.3%
Masraf Al Rayan QSC	4.6%
Commercial Bank PSQC (The)	4.5%
Qatar Gas Transport Co. Ltd.	4.5%
Qatar Navigation QSC	4.2%
Qatar International Islamic Bank QSC	4.1%
Ooredoo QPSC	3.6%
Mesaieed Petrochemical Holding Co.	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Qatar National Bank QPSC	22.6%
Qatar Islamic Bank QPSC	13.0%
Industries Qatar QSC	7.3%
Masraf Al Rayan QSC	4.6%
Commercial Bank PSQC (The)	4.5%
Qatar Gas Transport Co. Ltd.	4.5%
Qatar Navigation QSC	4.2%
Qatar International Islamic Bank QSC	4.1%
Ooredoo QPSC	3.6%
Mesaieed Petrochemical Holding Co.	3.5%
(a)	Excludes money market funds.

C000145378 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI United Kingdom ETF
Class Name	iShares MSCI United Kingdom ETF
Trading Symbol	EWU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI United Kingdom ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the Bank of England followed suit in August; the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates.
  Powered by artificial intelligence, information technology stocks led the market for most of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks in the financials sector contributed the most to the Fund’s return during the reporting period, led by the banking industry. Despite a challenging risk environment, strong earnings and ample liquidity supported a rise in valuations for most major U.K. banks, which remain well-capitalized and resilient. Net interest margins (the difference between the rates banks charge for loans and the rates they pay for deposits) declined but remained slightly elevated due to still-high interest rates. Industrial stocks also contributed to performance, most notably within the capital goods industry. An aerospace and defense company benefited from increased demand in the freighter market driven by e-commerce trends and declining orders for a dominant competitor embroiled in controversy. Stocks in the healthcare sector also contributed, led by the pharmaceutical, biotechnology, and life sciences industry.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period that ended August 31, 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.02%	8.20%	3.01%
Fund Market	22.33	8.22	3.03
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI United Kingdom Index	21.98	8.72	3.51

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,256,724,499
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 13,485,828
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,256,724,499
Number of Portfolio Holdings	81
Net Investment Advisory Fees	$13,485,828
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.7%
Consumer Staples	18.0%
Health Care	14.6%
Industrials	13.4%
Energy	12.2%
Materials	7.4%
Consumer Discretionary	5.7%
Utilities	4.5%
Communication Services	2.7%
Information Technology	1.0%
Real Estate	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
AstraZeneca PLC	10.5%
Shell PLC	8.6%
HSBC Holdings PLC	6.3%
Unilever PLC	6.2%
BP PLC	3.6%
GSK PLC	3.5%
RELX PLC	3.4%
British American Tobacco PLC	2.9%
Diageo PLC	2.8%
Rio Tinto PLC	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
AstraZeneca PLC	10.5%
Shell PLC	8.6%
HSBC Holdings PLC	6.3%
Unilever PLC	6.2%
BP PLC	3.6%
GSK PLC	3.5%
RELX PLC	3.4%
British American Tobacco PLC	2.9%
Diageo PLC	2.8%
Rio Tinto PLC	2.7%
(a)	Excludes money market funds.

C000087423 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Indonesia ETF
Class Name	iShares MSCI Indonesia ETF
Trading Symbol	EIDO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Indonesia ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Indonesia ETF	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Indonesia held its general election during the reporting period and continued to embark on a path of progressive democratic reforms. The election of former Defense Minister Prabowo Subianto as president helped relieve some of the country’s political uncertainty and improved investor sentiment.
What contributed to performance?
The largest contribution to the Fund’s return during the reporting period was from the financials sector. The end of the country’s loan classification forbearance policy, which extended loan payments for certain industries particularly impacted by the pandemic, positively impacted diversified banks by reducing their credit risk. In the energy sector, performance was helped by companies that operate in coal and consumable fuels. Indonesia is one of the world’s leading coal exporters, accounting for nearly half of global production, and increasing usage of fossil fuels benefited the Fund’s performance.
What detracted from performance?
The consumer discretionary sector detracted the most from the Fund’s return during the reporting period. Broadline retail companies suffered from an increasingly competitive environment and as the Indonesian government banned e-commerce transactions on social media platforms, which were bringing in an influx of foreign goods to the country. Additionally, a sharp decline in auto sales negatively impacted auto and component companies. While there have been increasing exports of coal, prices have dropped, negatively impacting Indonesia’s industrials stocks that transport coal.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(0.68	) %	(0.37	) %	(0.62	) %
Fund Market	(1.31)		(0.50)		(0.78)
MSCI Emerging Markets Index	15.07		4.79		2.56
MSCI Indonesia IMI 25/50 Index	0.00		0.09		(0.10)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 344,874,198
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,462,790
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$344,874,198
Number of Portfolio Holdings	83
Net Investment Advisory Fees	$2,462,790
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	51.3%
Materials	12.6%
Consumer Staples	9.2%
Communication Services	6.6%
Energy	6.2%
Industrials	4.7%
Consumer Discretionary	4.0%
Health Care	2.4%
Real Estate	2.0%
Utilities	0.8%
Information Technology	0.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Central Asia Tbk PT	22.1%
Bank Rakyat Indonesia Persero Tbk PT	13.1%
Bank Mandiri Persero Tbk PT	9.8%
Telkom Indonesia Persero Tbk PT	4.6%
Astra International Tbk PT	3.5%
Bank Negara Indonesia Persero Tbk PT	3.4%
Chandra Asri Pacific Tbk PT	3.0%
Amman Mineral Internasional PT	2.9%
Sumber Alfaria Trijaya Tbk PT	2.3%
Adaro Energy Indonesia Tbk PT	2.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Central Asia Tbk PT	22.1%
Bank Rakyat Indonesia Persero Tbk PT	13.1%
Bank Mandiri Persero Tbk PT	9.8%
Telkom Indonesia Persero Tbk PT	4.6%
Astra International Tbk PT	3.5%
Bank Negara Indonesia Persero Tbk PT	3.4%
Chandra Asri Pacific Tbk PT	3.0%
Amman Mineral Internasional PT	2.9%
Sumber Alfaria Trijaya Tbk PT	2.3%
Adaro Energy Indonesia Tbk PT	2.3%
(a)	Excludes money market funds.

C000087775 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Brazil Small-Cap ETF
Class Name	iShares MSCI Brazil Small-Cap ETF
Trading Symbol	EWZS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Brazil Small-Cap ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil Small-Cap ETF	$58	0.60%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The Brazilian stock market underperformed other emerging markets over the reporting period, influenced by a combination of economic, political, and global factors. Smaller companies were further impacted by high interest rates and inflation, which constrained consumer spending and investment.
What contributed to performance?
The industrials sector, which was the largest weighting of the Fund on average during the reporting period, contributed the most to the Fund’s performance, led by aerospace and defense stocks. Specifically, an aerospace company benefited from an uptick in new plane orders and optimism for future growth.
What detracted from performance?
The consumer discretionary sector, which was the second highest weighting of the Fund on average during the reporting period, was the largest detractor from the Fund’s return. Education services companies were hampered by intensified competition as several new startup educational technology companies entered the market. In consumer durables, homebuilding stocks detracted amid a higher interest rate environment. The healthcare sector also detracted from the Fund’s performance, as hospitals and companies that provide healthcare services came under negative pressure. In the materials sector, steel companies suffered from low demand and rising imports.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(6.34	) %	(2.99	) %	(1.83	) %
Fund Market	(6.58)		(2.95)		(1.80)
MSCI Emerging Markets Index	15.07		4.79		2.56
MSCI Brazil Small Cap Index	(6.07)		(2.41)		(1.29)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 126,389,552
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 1,225,596
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$126,389,552
Number of Portfolio Holdings	85
Net Investment Advisory Fees	$1,225,596
Portfolio Turnover Rate	103%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	26.8%
Industrials	16.7%
Utilities	11.9%
Materials	10.2%
Consumer Staples	9.8%
Real Estate	8.7%
Financials	5.8%
Energy	4.4%
Health Care	3.5%
Information Technology	1.4%
Communication Services	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Lojas Renner SA	6.2%
Allos SA	3.3%
3R Petroleum Oleo E Gas SA	3.3%
GPS Participacoes e Empreendimentos SA	2.8%
Metalurgica Gerdau SA (Preferred)	2.7%
Multiplan Empreendimentos Imobiliarios SA	2.6%
Transmissora Alianca de Energia Eletrica SA	2.5%
Azzas 2154 SA	2.5%
Santos Brasil Participacoes SA	2.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Lojas Renner SA	6.2%
Allos SA	3.3%
3R Petroleum Oleo E Gas SA	3.3%
GPS Participacoes e Empreendimentos SA	2.8%
Metalurgica Gerdau SA (Preferred)	2.7%
Multiplan Empreendimentos Imobiliarios SA	2.6%
Transmissora Alianca de Energia Eletrica SA	2.5%
Azzas 2154 SA	2.5%
Santos Brasil Participacoes SA	2.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.3%

C000072477 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Peru and Global Exposure ETF
Class Name	iShares MSCI Peru and Global Exposure ETF
Trading Symbol	EPU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Peru and Global Exposure ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Peru and Global Exposure ETF	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Stocks in companies with exposure to Peru increased substantially for the reporting period. While the country started off 2024 in contraction territory, Peru’s economy returned to growth later in the reporting period, driven by household spending.
What contributed to performance?
Performance was led by the materials sector, specifically companies engaged in metals and mining. The price of copper, which is Peru’s leading export metal, has been upwardly mobile due to its pivotal role in renewable energy generation and electric vehicles. Rising gold prices also benefited the Fund’s performance, as Peru is home to several gold mines and is one of the world’s top producers of the metal. Materials stocks in Canada and the United Kingdom also contributed to the Fund’s performance, due to the presence of metals and mining companies from both countries operating in Peru.
What detracted from performance?
The energy sector slightly detracted from the Fund’s performance during the reporting period, as oil prices came under increasing downward pricing pressures.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	32.24%	7.60%	4.03%
Fund Market	32.86	7.68	4.05
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI All Peru Capped Index	33.64	8.01	4.59

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 79,710,771
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 616,651
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$79,710,771
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$616,651
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	50.5%
Financials	27.9%
Consumer Staples	7.6%
Consumer Discretionary	5.2%
Industrials	2.5%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Credicorp Ltd.	23.6%
Southern Copper Corp.	22.3%
Hochschild Mining PLC	4.0%
Cia. de Minas Buenaventura SAA, Class A	4.0%
Alicorp SAA	3.8%
Sociedad Minera Cerro Verde SAA	3.8%
Wheaton Precious Metals Corp.	2.7%
Triple Flag Precious Metals Corp.	2.7%
Falabella SA	2.7%
Pan American Silver Corp.	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Credicorp Ltd.	23.6%
Southern Copper Corp.	22.3%
Hochschild Mining PLC	4.0%
Cia. de Minas Buenaventura SAA, Class A	4.0%
Alicorp SAA	3.8%
Sociedad Minera Cerro Verde SAA	3.8%
Wheaton Precious Metals Corp.	2.7%
Triple Flag Precious Metals Corp.	2.7%
Falabella SA	2.7%
Pan American Silver Corp.	2.5%
(a)	Excludes money market funds.

C000087424 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI New Zealand ETF
Class Name	iShares MSCI New Zealand ETF
Trading Symbol	ENZL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI New Zealand ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI New Zealand ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and New Zealand’s central bank followed suit in August; the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates.
  Despite starting the reporting period in a technical recession, New Zealand posted positive returns as economic conditions slightly improved due in part to a tourism recovery.
What contributed to performance?
Stocks in the healthcare sector strongly contributed to the Fund’s return during the reporting period, led by the healthcare equipment and services industry. Within the industry, a leading medical equipment manufacturer and distributor in the respiratory space saw its revenue rise as demand for its hospital consumables (masks, surgical accessories, etc.) increased. Utilities stocks also contributed to performance, most notably within the independent power and renewable electricity producers industry. After finalizing plans to build the world’s first net zero carbon refinery, the stock of New Zealand’s largest electricity generator and retailer rose during the reporting period.
What detracted from performance?
Stocks in the industrials sector detracted from the Fund’s performance during the reporting period. Within the sector, capital goods companies detracted the most, particularly among building products companies, which suffered from materially weaker trading conditions in New Zealand’s residential sector. Consumer staples stocks also detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.52%	1.50%	5.31%
Fund Market	11.93	1.48	5.24
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI New Zealand IMI 25/50 Index	12.09	2.01	5.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 89,215,722
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 499,525
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$89,215,722
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$499,525
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	34.0%
Industrials	25.5%
Utilities	13.0%
Real Estate	10.8%
Financials	10.1%
Communication Services	6.0%
Energy	0.4%
Information Technology	0.2%
Consumer Discretionary	0.0	% (b)
Ten largest holdings
Security	Percent of Total Investments(a)
Fisher & Paykel Healthcare Corp. Ltd.	22.6%
Auckland International Airport Ltd.	17.4%
Infratil Ltd.	9.3%
Spark New Zealand Ltd.	6.0%
Kiwi Property Group Ltd.	5.0%
Ryman Healthcare Ltd.	5.0%
Meridian Energy Ltd.	4.4%
Mercury NZ Ltd.	4.3%
Contact Energy Ltd.	4.3%
EBOS Group Ltd.	4.2%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Fisher & Paykel Healthcare Corp. Ltd.	22.6%
Auckland International Airport Ltd.	17.4%
Infratil Ltd.	9.3%
Spark New Zealand Ltd.	6.0%
Kiwi Property Group Ltd.	5.0%
Ryman Healthcare Ltd.	5.0%
Meridian Energy Ltd.	4.4%
Mercury NZ Ltd.	4.3%
Contact Energy Ltd.	4.3%
EBOS Group Ltd.	4.2%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective September 3, 2024, the Fund’s principal investment strategy was updated for a new Underlying Index, the MSCI New Zealand All Cap Top 25 Capped Index. The updates reflect, among other things, that the Fund’s new Underlying Index includes the 25 largest constituents of the MSCI New Zealand All Cap Index, including micro-cap companies.

Material Fund Change Strategies [Text Block]
Effective September 3, 2024, the Fund’s principal investment strategy was updated for a new Underlying Index, the MSCI New Zealand All Cap Top 25 Capped Index. The updates reflect, among other things, that the Fund’s new Underlying Index includes the 25 largest constituents of the MSCI New Zealand All Cap Index, including micro-cap companies.

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000150700 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Saudi Arabia ETF
Class Name	iShares MSCI Saudi Arabia ETF
Trading Symbol	KSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Saudi Arabia ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Saudi Arabia ETF	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  The Middle East was negatively impacted by cuts in oil production and falling energy prices and experienced significant volatility due to the ongoing war between Hamas and Israel.
  During the reporting period, Saudi Arabia faced a complex set of challenges, largely driven by fluctuations in oil production and global economic trends. The country’s economy is largely dependent on oil production and falling energy prices have curtailed growth.
What contributed to performance?
Companies in the financials sector contributed the most to the Fund’s performance during the reporting period. Diversified banks benefited from increased net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). Additionally, the implementation of Vision 2030, which seeks to reduce the country’s dependency on oil, brought about reforms in financial regulations, making the banking sector more attractive to foreign investors.
What detracted from performance?
Chemicals firms in the materials sector were among the biggest detractors from the Fund’s return during the reporting period. Companies involved in the commodity chemicals, and fertilizers and agricultural chemicals industries suffered from falling petrochemical prices and slowing global growth. Amid weaker global demand and to stabilize oil prices, Saudi Arabia made voluntary reductions in oil production. These cuts led to a decrease in oil revenue and negatively affected companies across the energy sector, including producers, refiners, and transporters.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 16, 2015 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.48%	9.25%	8.43%
Fund Market	6.54	9.25	8.45
MSCI Emerging Markets Index	15.07	4.79	5.82
MSCI Saudi Arabia IMI 25/50 Index	7.00	10.00	9.23

Performance Inception Date	Sep. 16, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 613,121,523
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 5,628,725
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$613,121,523
Number of Portfolio Holdings	128
Net Investment Advisory Fees	$5,628,725
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	38.4%
Materials	16.8%
Energy	9.4%
Communication Services	9.1%
Utilities	6.6%
Health Care	4.9%
Consumer Staples	4.2%
Industrials	3.0%
Consumer Discretionary	2.8%
Information Technology	2.6%
Real Estate	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Al Rajhi Bank	12.7%
Saudi Arabian Oil Co.	8.9%
Saudi National Bank (The)	7.6%
Saudi Telecom Co.	6.3%
Saudi Basic Industries Corp.	4.9%
ACWA Power Co.	4.5%
Saudi Arabian Mining Co.	4.0%
Alinma Bank	2.8%
Riyad Bank	2.8%
Saudi Awwal Bank	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Al Rajhi Bank	12.7%
Saudi Arabian Oil Co.	8.9%
Saudi National Bank (The)	7.6%
Saudi Telecom Co.	6.3%
Saudi Basic Industries Corp.	4.9%
ACWA Power Co.	4.5%
Saudi Arabian Mining Co.	4.0%
Alinma Bank	2.8%
Riyad Bank	2.8%
Saudi Awwal Bank	2.6%
(a)	Excludes money market funds.

C000210083 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan Value ETF
Class Name	iShares MSCI Japan Value ETF
Trading Symbol	EWJV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Japan Value ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Value ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Bolstered by solid corporate earnings and a weak yen, Japanese equities registered significant gains during the reporting period.
  Helping the country’s economic growth was accelerating inflation, better-than-expected industrial production, and tight labor conditions.
  As the country moved from deflation to inflation, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
What contributed to performance?
The financials sector was the largest contributor to the Fund’s return during the reporting period. The country’s banking sector gained as the central bank raised rates and reduced its bond buying in an attempt to normalize monetary policy, boosting the net income interest (the difference between the rates banks charge for loans and the rates they pay for deposits) of Japanese banks. Insurance companies also gained on the higher rate regime and anticipated growth. The industrials sector was another source of growth for the Fund, helped by the performance of trading companies and industrial conglomerates. These firms play a vital role in Japan’s economy, operating across various sectors, including commodities, energy, metals, chemicals, consumer goods, logistics, and finance. In the consumer discretionary sector, automobile manufacturers benefited from a recovery from supply chain troubles, price hikes, and a weak yen. Weak currencies can help firms gain market share when their goods are less expensive compared to goods priced in stronger currencies.
What detracted from performance?
During the reporting period, healthcare stocks modestly detracted from the Fund’s return after a major pharmaceutical firm lost patent protection on several of its best-selling drugs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 5, 2019 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	23.04%	10.33%	8.94%
Fund Market	22.24	10.24	8.83
MSCI ACWI ex USA Index	18.21	7.56	6.68
MSCI Japan Value Index (USD)	22.35	10.21	8.81

Performance Inception Date	Mar. 05, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 270,990,679
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 397,590
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$270,990,679
Number of Portfolio Holdings	132
Net Investment Advisory Fees	$397,590
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.4%
Industrials	23.8%
Consumer Discretionary	14.2%
Communication Services	9.4%
Information Technology	7.5%
Real Estate	5.1%
Consumer Staples	5.1%
Health Care	3.4%
Materials	3.1%
Utilities	2.1%
Energy	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Mitsubishi UFJ Financial Group Inc.	6.0%
Sumitomo Mitsui Financial Group Inc.	4.3%
Mitsubishi Corp.	3.6%
Toyota Motor Corp.	3.5%
ITOCHU Corp.	3.2%
KDDI Corp.	2.6%
Mizuho Financial Group Inc.	2.6%
Honda Motor Co. Ltd.	2.5%
SoftBank Corp.	2.1%
Japan Tobacco Inc.	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Mitsubishi UFJ Financial Group Inc.	6.0%
Sumitomo Mitsui Financial Group Inc.	4.3%
Mitsubishi Corp.	3.6%
Toyota Motor Corp.	3.5%
ITOCHU Corp.	3.2%
KDDI Corp.	2.6%
Mizuho Financial Group Inc.	2.6%
Honda Motor Co. Ltd.	2.5%
SoftBank Corp.	2.1%
Japan Tobacco Inc.	1.8%
(a)	Excludes money market funds.

C000087422 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China Small-Cap ETF
Class Name	iShares MSCI China Small-Cap ETF
Trading Symbol	ECNS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI China Small-Cap ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Small-Cap ETF	$55	0.59%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  China’s economic struggles continued during the reporting period, exacerbated by a prolonged downturn in the property market. Sluggish domestic demand has led to deflation and reduced growth prospects, prompting the Chinese government to introduce stimulus packages.
  The major policy interventions enacted by the government helped to ease investor concerns, but sentiment remained cautious.
  The threat of increasing policy tariffs on Chinese imports further deteriorated the economic growth landscape, as Canada joined the United States, the European Union, and other countries that have imposed sanctions on Chinese imports.
What contributed to performance?
Helped by oil, gas, and coal stocks, the energy sector contributed to the Fund’s return during the reporting period. China’s quest for energy security has seen the country stockpiling key resources, including coal and oil, amid concerns about global supply disruptions. This strategic stockpiling has bolstered domestic production and consumption of energy resources. Additionally, coal demand in China grew significantly as usage grew in the electricity generation and industrial sectors.
What detracted from performance?
Stocks in the real estate sector were the largest detractors from the Fund’s performance during the reporting period. China’s property sector has been beleaguered by failing property developers, falling property prices, and a reduction in new construction projects, all leading to a prolonged slowdown in real estate activity. The consumer discretionary sector detracted amid the country’s economic downturn, as hotels, restaurants, and leisure companies fell victim to weaker consumer spending habits. Companies in the healthcare sector were negatively impacted by the Chinese government’s crackdown on corruption that targeted hospitals, the pharmaceutical industry, and insurance funds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(14.63	) %	(6.39	) %	(3.60	) %
Fund Market	(15.88)		(6.56)		(3.56)
MSCI Emerging Markets Index	15.07		4.79		2.56
MSCI China Small Cap Index	(15.06)		(8.40)		(5.15)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 49,609,412
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 323,134
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$49,609,412
Number of Portfolio Holdings	262
Net Investment Advisory Fees	$323,134
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	22.4%
Industrials	13.7%
Consumer Discretionary	12.0%
Real Estate	11.0%
Information Technology	10.2%
Materials	8.3%
Communication Services	7.1%
Consumer Staples	5.8%
Financials	4.7%
Utilities	3.3%
Energy	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
GDS Holdings Ltd.	2.0%
HUTCHMED China Ltd.	1.9%
Zai Lab Ltd.	1.6%
China Everbright Environment Group Ltd.	1.6%
China Traditional Chinese Medicine Holdings Co. Ltd.	1.5%
3SBio Inc.	1.4%
Kingboard Holdings Ltd.	1.3%
Brilliance China Automotive Holdings Ltd.	1.2%
Country Garden Services Holdings Co. Ltd.	1.2%
China Medical System Holdings Ltd.	1.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
GDS Holdings Ltd.	2.0%
HUTCHMED China Ltd.	1.9%
Zai Lab Ltd.	1.6%
China Everbright Environment Group Ltd.	1.6%
China Traditional Chinese Medicine Holdings Co. Ltd.	1.5%
3SBio Inc.	1.4%
Kingboard Holdings Ltd.	1.3%
Brilliance China Automotive Holdings Ltd.	1.2%
Country Garden Services Holdings Co. Ltd.	1.2%
China Medical System Holdings Ltd.	1.1%
(a)	Excludes money market funds.

C000217590 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG MSCI EM Leaders ETF
Class Name	iShares ESG MSCI EM Leaders ETF
Trading Symbol	LDEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG MSCI EM Leaders ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI EM Leaders ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but weakening growth in China and a stronger U.S. dollar weighed on equities.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for most of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
  Inflows into environmental, sustainable, and governance (“ESG”) funds varied by region during the reporting period. Investors in Europe continued to show a growing interest in sustainable themes.
What contributed to performance?
Companies in India were the largest contributors to the Fund’s return during the reporting period. In the consumer discretionary sector, automobile manufacturers gained on new product launches and strong demand. Volume gains for two-wheeler vehicles benefited motorcycle manufacturers. Taiwanese stocks were also strong contributors to the Fund’s return, particularly among semiconductor and semiconductor equipment companies. These firms produce advanced chips for AI applications.
What detracted from performance?
Companies in China were the largest detractors from the Fund’s performance. Automobile firms within the consumer discretionary sector were negatively pressured by tariffs on electric vehicles manufactured in China. Additionally, in the healthcare sector, the Chinese government’s crackdown on corruption weighed on hospitals, the pharmaceutical industry, and insurance funds. Within life sciences tools and services, several firms fell as U.S. lawmakers considered a bill that would prevent federal agencies from contracting with biotechnology companies that are associated with foreign adversaries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 5, 2020 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	10.04%	0.78%
Fund Market	9.87	0.60
MSCI Emerging Markets Index	15.07	2.79
MSCI EM Extended ESG Leaders 5% Issuer Capped Index	11.03	1.39

Performance Inception Date	Feb. 05, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 30,595,898
Holdings Count | Holding	469
Advisory Fees Paid, Amount	$ 60,625
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$30,595,898
Number of Portfolio Holdings	469
Net Investment Advisory Fees	$60,625
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.4%
Consumer Discretionary	13.9%
Communication Services	13.5%
Information Technology	12.3%
Industrials	7.8%
Materials	6.1%
Consumer Staples	6.0%
Energy	5.4%
Health Care	3.8%
Utilities	3.0%
Real Estate	1.8%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	26.6%
India	21.1%
Taiwan	14.8%
South Korea	7.3%
South Africa	5.7%
Brazil	4.3%
Mexico	3.0%
Saudi Arabia	2.9%
Malaysia	2.8%
Thailand	2.4%
Other#	9.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000087428 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Poland ETF
Class Name	iShares MSCI Poland ETF
Trading Symbol	EPOL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Poland ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Poland ETF	$90	0.77%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks, but weakening growth in China and a stronger U.S. dollar weighed on equities.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. While inflationary pressures eased, Poland’s central bank left interest rates on hold.
  After stagnating in 2023, Poland’s economy was upwardly revised in 2024, helped by domestic demand, slowing inflation, and substantial public expenditures, benefiting Polish equities. Additionally, Poland began to receive locked funds from the European Union after implementing reforms to restore judicial independence in the country.
What contributed to performance?
Financials stocks, which comprised approximately 47% of the Fund on average during the reporting period, contributed the most to the Fund’s performance. Diversified banks benefited from Poland’s economic recovery and improved investor sentiment. Additionally, interest rates remained high, boosting net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Also contributing to returns were apparel and accessory retailers in the consumer discretionary sector, which rose despite inflationary pressures. These firms benefited from strategic expansions, improving consumer confidence, and retail demand.
What detracted from performance?
Detracting from the Fund’s return during the reporting period were stocks in the consumer staples sector, particularly among food retailers. An increasingly competitive landscape sparked a price war between supermarket operators in Poland, negatively impacting profits for these firms.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	34.67%	6.22%	1.01%
Fund Market	34.53	6.20	1.00
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Poland IMI 25/50 Index	33.97	6.23	1.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 311,809,434
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,638,632
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$311,809,434
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$1,638,632
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	47.2%
Consumer Discretionary	13.1%
Energy	10.8%
Materials	7.7%
Communication Services	6.8%
Consumer Staples	4.5%
Utilities	4.2%
Industrials	3.5%
Information Technology	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	14.6%
ORLEN SA	10.8%
Bank Polska Kasa Opieki SA	8.4%
Powszechny Zaklad Ubezpieczen SA	8.1%
Santander Bank Polska SA	4.5%
Allegro.eu SA	4.5%
KGHM Polska Miedz SA	4.5%
LPP SA	4.2%
Dino Polska SA	4.1%
CD Projekt SA	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	14.6%
ORLEN SA	10.8%
Bank Polska Kasa Opieki SA	8.4%
Powszechny Zaklad Ubezpieczen SA	8.1%
Santander Bank Polska SA	4.5%
Allegro.eu SA	4.5%
KGHM Polska Miedz SA	4.5%
LPP SA	4.2%
Dino Polska SA	4.1%
CD Projekt SA	3.6%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio increased from the prior fiscal year end primarily due to an increase in professional fees for foreign withholding tax claims.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in professional fees for foreign withholding tax claims.
Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000087875 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Philippines ETF
Class Name	iShares MSCI Philippines ETF
Trading Symbol	EPHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Philippines ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Philippines ETF	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  While inflation remained a concern, the Philippine central bank cut rates for the first time in four years as officials expected pricing pressure to start trending downward.
  Philippine stocks rose during the reporting period, helped by steady economic growth.
What contributed to performance?
Stocks in the industrials sector contributed to the Fund’s return during the reporting period. The stock price of a Philippine-based developer and manager of global port facilities was supported by robust financial performance and strategic acquisitions. In the financials sector, the performance of diversified banks benefited returns. Higher consumer spending and business investment supported lending growth, while banks maintained solid capital positions and strong net interest (the difference between the rates banks charge for loans and the rates they pay for deposits) margins. Strong property demand and consumer activity helped property developers in the real estate sector.
What detracted from performance?
The consumer discretionary sector detracted from the Fund’s performance during the reporting period. Casino and gaming stocks were negatively impacted by declining gaming revenue. In the home improvement industry, the stock of a construction supplies retailer declined amid slowing sales and losses due to a fire at one of its locations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years		10 Years
Fund NAV	15.91%	(2.87	) %	(2.12	) %
Fund Market	15.93	(3.00)		(2.18)
MSCI Emerging Markets Index	15.07	4.79		2.56
MSCI Philippines IMI 25/50 Index	16.70	(2.14)		(1.45)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 108,164,003
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 606,721
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$108,164,003
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$606,721
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	29.2%
Financials	19.2%
Real Estate	16.5%
Consumer Discretionary	10.2%
Utilities	7.9%
Consumer Staples	7.5%
Communication Services	6.3%
Energy	1.9%
Materials	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
International Container Terminal Services Inc.	11.5%
BDO Unibank Inc.	10.1%
SM Prime Holdings Inc.	8.4%
Ayala Land Inc.	5.9%
Jollibee Foods Corp.	4.7%
SM Investments Corp.	4.7%
Manila Electric Co.	4.6%
Bank of the Philippine Islands	4.6%
Metropolitan Bank & Trust Co.	4.5%
PLDT Inc.	4.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
International Container Terminal Services Inc.	11.5%
BDO Unibank Inc.	10.1%
SM Prime Holdings Inc.	8.4%
Ayala Land Inc.	5.9%
Jollibee Foods Corp.	4.7%
SM Investments Corp.	4.7%
Manila Electric Co.	4.6%
Bank of the Philippine Islands	4.6%
Metropolitan Bank & Trust Co.	4.5%
PLDT Inc.	4.2%
(a)	Excludes money market funds.

C000108737 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Finland ETF
Class Name	iShares MSCI Finland ETF
Trading Symbol	EFNL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Finland ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Finland ETF	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Finland’s monetary policy, including its policy rate, is determined by the ECB.
  The Finnish economy gradually moved away from recessionary conditions during the reporting period, allowing for modest returns in select sectors. However, consumer confidence and spending remained low as economic uncertainty persisted.
What contributed to performance?
Stocks in the industrials sector contributed the most to the Fund’s performance during the reporting period, led by the capital goods industry. Industrial machinery companies strongly contributed to performance. Marine and port equipment makers saw increased order demand, particularly in the U.S. as the country continues to move away from Chinese companies. Financial stocks also contributed to performance, most notably among diversified banks.
What detracted from performance?
Stocks in the energy sector detracted the most from the Fund’s return during the reporting period. Within the sector, an oil refining and renewable diesel company detracted from performance after it missed operating profit margins and lowered forecasted sales margins for its renewable products in 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.87%	5.12%	4.36%
Fund Market	13.95	5.15	4.40
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Finland IMI 25/50 Index	12.57	4.27	3.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 27,861,735
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 107,643
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$27,861,735
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$107,643
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	27.2%
Industrials	19.5%
Materials	17.2%
Information Technology	13.2%
Energy	4.3%
Health Care	3.7%
Utilities	3.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Consumer Staples	2.9%
Real Estate	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nordea Bank Abp	17.1%
Nokia OYJ	10.6%
Sampo OYJ, Class A	9.0%
UPM-Kymmene OYJ	8.0%
Wartsila OYJ Abp	4.7%
Kone OYJ, Class B	4.6%
Neste OYJ	4.3%
Stora Enso OYJ, Class R	3.8%
Fortum OYJ	3.7%
Elisa OYJ	3.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nordea Bank Abp	17.1%
Nokia OYJ	10.6%
Sampo OYJ, Class A	9.0%
UPM-Kymmene OYJ	8.0%
Wartsila OYJ Abp	4.7%
Kone OYJ, Class B	4.6%
Neste OYJ	4.3%
Stora Enso OYJ, Class R	3.8%
Fortum OYJ	3.7%
Elisa OYJ	3.7%
(a)	Excludes money market funds.

C000133234 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI Japan ETF
Class Name	iShares Currency Hedged MSCI Japan ETF
Trading Symbol	HEWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI Japan ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Japan ETF	$0(a)(b)	0.00%(a)(c)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1],[2]
Expense Ratio, Percent	0.00%	[1],[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Bolstered by solid corporate earnings and a weak yen, Japanese equities registered solid gains during the reporting period.
  Helping the country’s economic growth was accelerating inflation, robust consumption, better-than-expected industrial production, and tight labor conditions.
  After 17 years, Japan’s central bank finally ended its negative interest-rate policy during the reporting period and indicated that more rate hikes would be forthcoming as long as inflation remained on target.
  The yen’s continued weakness and volatility prompted the Bank of Japan to intervene. A surprise rate hike late in the reporting period caused a sharp but brief plunge in global equity markets.
What contributed to performance?
The financials sector was the largest contributor to the Fund’s return during the reporting period. The country’s banking sector gained as the Bank of Japan ended its multi-year zero interest rate policy. The central bank raised rates and reduced its bond buying as it attempted to normalize monetary policy, boosting the net income interest (the difference between the rates banks charge for loans and the rates they pay for deposits) of Japanese banks. Insurance companies also gained on the higher rate regime and anticipated growth. The industrials sector was another source of growth for the Fund, helped by the performance of trading companies and industrial conglomerates. These firms play a vital role in Japan’s economy, operating across various sectors, including commodities, energy, metals, chemicals, consumer goods, logistics, and finance. Information technology stocks also contributed to the Fund’s return, helped by solid performance from technology hardware and semiconductor firms.
What detracted from performance?
During the reporting period, there were no material detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	26.11%	17.62%	11.31%
Fund Market	26.22	17.61	11.31
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Japan 100% Hedged to USD Index	26.33	18.19	11.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 402,117,648
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 7,209
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$402,117,648
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$7,209
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Investment Companies	99.5%
Short-term Investments	39.3%
Forward foreign currency exchange contracts, net cumulative depreciation	(2.3	) %
Other assets less liabilities	(36.5	) %
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments (b)
Industrials	22.8%
Consumer Discretionary	17.9%
Information Technology	14.9%
Financials	14.3%
Health Care	8.8%
Communication Services	7.0%
Consumer Staples	5.4%
Materials	4.2%
Real Estate	2.7%
Utilities	1.1%
Energy	0.9%
(a)	The underlying fund is iShares MSCI Japan ETF.
(b)	Excludes money market funds.

C000098688 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China ETF
Class Name	iShares MSCI China ETF
Trading Symbol	MCHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI China ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China ETF	$58	0.59%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  China’s economic struggles continued during the reporting period, exacerbated by a prolonged downturn in the property market. Sluggish domestic demand has led to deflation and reduced growth prospects, prompting the Chinese government to introduce stimulus packages.
  The major policy interventions enacted by the government helped to ease investor concerns, but sentiment remained cautious.
  The threat of increasing policy tariffs on Chinese imports further deteriorated the economic growth landscape as Canada joined the United States, the European Union, and other countries that have imposed sanctions on Chinese imports.
What contributed to performance?
In the financials sector, China’s state-owned diversified banks are some of the largest in the world. During the reporting period, banks contributed to the Fund’s return due to government measures to stimulate the economy. This included lowering bank reserves, which allowed the banks to increase their lending activities. The communications sector also contributed, particularly among interactive media and services firms. Greater usage of social media, increased sales in the gaming sector, and excitement about new online games helped fuel the performance of a major internet and technology company.
What detracted from performance?
In the consumer discretionary sector, automobile stocks were among the largest detractors from the Fund’s return. Stocks of electric vehicle makers fell sharply due to increased tariffs on Chinese imports, and fears grew that more countries would do the same. Decreased consumer spending negatively impacted consumer staples stocks, particularly premier alcoholic beverage stocks. In the healthcare sector, news of the U.S. Biosecure Act negatively impacted Chinese biotechnology firms. The bill would restrict U.S. companies from contracting with Chinese biotech companies that are considered a threat to national security.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(4.06	) %	(4.05	) %	(0.05	) %
Fund Market	(4.08)		(4.11)		(0.04)
MSCI Emerging Markets Index	15.07		4.79		2.56
MSCI China Index	(2.77)		(3.40)		0.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,321,571,846
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 33,593,239
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,321,571,846
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$33,593,239
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	28.9%
Communication Services	22.5%
Financials	17.8%
Information Technology	5.9%
Industrials	5.0%
Consumer Staples	4.1%
Energy	3.9%
Health Care	3.9%
Materials	3.3%
Utilities	2.8%
Real Estate	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	17.2%
Alibaba Group Holding Ltd., Class A	8.5%
Meituan, Class B	4.1%
China Construction Bank Corp., Class H	3.7%
PDD Holdings Inc.	3.6%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
Xiaomi Corp., Class B	2.1%
Bank of China Ltd., Class H	1.9%
JD.com Inc., Class A	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	17.2%
Alibaba Group Holding Ltd., Class A	8.5%
Meituan, Class B	4.1%
China Construction Bank Corp., Class H	3.7%
PDD Holdings Inc.	3.6%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
Xiaomi Corp., Class B	2.1%
Bank of China Ltd., Class H	1.9%
JD.com Inc., Class A	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
(a)	Excludes money market funds.

C000108733 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Denmark ETF
Class Name	iShares MSCI Denmark ETF
Trading Symbol	EDEN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Denmark ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Denmark ETF	$60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, as did Denmark’s central bank; the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
  With inflation continuing to cool and a recession likely in the rearview mirror, Denmark registered solid returns during the reporting period, driven predominately by the healthcare sector.
What contributed to performance?
Stocks in the healthcare sector contributed the most to the Fund’s performance during the reporting period, led by the pharmaceutical industry. Pharmaceutical companies benefited from strong demand for the GLP-1 drug therapies used to treat diabetes and obesity. Financial stocks also contributed to performance, particularly bank stocks, as higher interest rates helped to boost net income (the difference between what banks receive from loans and what they pay on deposits) and profit forecasts.
What detracted from performance?
Stocks in the consumer staples sector detracted the most from the Fund’s return during the reporting period, most notably in the beverages industry. The stock of a large Dutch brewer fell because of declining sales in its key Chinese market as consumers moved away from premium alcohol brands. Utilities stocks also detracted after a renewable energy company pulled out of an offshore wind consortium.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	26.23%	17.77%	11.59%
Fund Market	26.16	17.83	11.58
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Denmark IMI 25/50 Index	26.42	18.20	11.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 286,272,338
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,371,315
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$286,272,338
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$1,371,315
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	41.7%
Industrials	22.8%
Financials	14.3%
Consumer Staples	5.6%
Materials	5.3%
Consumer Discretionary	5.2%
Utilities	2.7%
Information Technology	1.3%
Energy	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	22.9%
DSV A/S	5.9%
Novonesis (Novozymes) B, Class B	5.3%
Vestas Wind Systems A/S	4.3%
Danske Bank A/S	4.1%
Coloplast A/S, Class B	3.6%
Genmab A/S	3.6%
Pandora A/S	3.5%
Zealand Pharma A/S	2.9%
Carlsberg A/S, Class B	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	22.9%
DSV A/S	5.9%
Novonesis (Novozymes) B, Class B	5.3%
Vestas Wind Systems A/S	4.3%
Danske Bank A/S	4.1%
Coloplast A/S, Class B	3.6%
Genmab A/S	3.6%
Pandora A/S	3.5%
Zealand Pharma A/S	2.9%
Carlsberg A/S, Class B	2.7%
(a)	Excludes money market funds.

C000170246 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI EAFE ETF
Class Name	iShares ESG Aware MSCI EAFE ETF
Trading Symbol	ESGD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI EAFE ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EAFE ETF	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to easing monetary policy, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016.
  Inflows into environmental, sustainable, and governance (“ESG”) funds varied by region during the reporting period.
What contributed to performance?
During the reporting period, Japanese stocks contributed the most to the Fund’s return, led by the diversified banking industry within the financials sector. Following the Bank of Japan’s decision to raise rates and corporate governance reforms, Japanese banks generated higher returns on their large reserve balances. Stocks in Europe also contributed to performance, most notably in the United Kingdom and Switzerland. While the Swiss healthcare sector benefited from the strength of a top pharmaceutical company that spun off its generic division, strong earnings and ample liquidity supported a rise in valuations for most major U.K. banks in the financials sector.
What detracted from performance?
Amid slowing growth in the region, stocks in Hong Kong detracted from the Fund’s return during the reporting period, led by the financials sector. The stock of a large insurance company sold off as investors fear continued uncertainty in China’s economy will impact the company’s ability to pay dividends and repurchase shares.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2016 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	19.80%	8.88%	8.87%
Fund Market	19.65	8.83	8.86
MSCI All Country World Index	23.44	12.14	11.85
MSCI EAFE Extended ESG Focus Index	19.25	8.84	8.90

Performance Inception Date	Jun. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,618,272,274
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 15,428,691
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,618,272,274
Number of Portfolio Holdings	377
Net Investment Advisory Fees	$15,428,691
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.3%
Industrials	17.3%
Health Care	13.7%
Consumer Discretionary	10.9%
Information Technology	9.5%
Consumer Staples	8.6%
Materials	6.5%
Energy	4.2%
Communication Services	3.7%
Utilities	3.2%
Real Estate	2.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	22.9%
United Kingdom	14.7%
France	11.1%
Switzerland	10.3%
Germany	8.1%
Australia	7.4%
Netherlands	5.1%
Denmark	3.9%
Sweden	3.1%
Spain	2.9%
Other#	10.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000218229 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Kuwait ETF
Class Name	iShares MSCI Kuwait ETF
Trading Symbol	KWT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Kuwait ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kuwait ETF	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  The Middle East was negatively impacted by cuts in oil production and falling energy prices and experienced significant volatility due to the ongoing war between Hamas and Israel.
  Given that Kuwait’s economy is petroleum-based, growth was impacted by volatility in energy prices.
  While Kuwait’s stock market rose during the reporting period, the country was hampered by its dysfunctional political system.
What contributed to performance?
The financials sector, which comprised approximately 63% of the Fund’s on average during the reporting period, was the largest contributor to the Fund’s performance. Increasing merger and acquisition activity and higher interest rates have helped the performance of diversified banks. Kuwaiti government policies aimed at encouraging foreign investment have increased construction activity and fueled demand, benefiting firms in the real estate sector.
What detracted from performance?
Stocks in the materials sector slightly detracted from the Fund’s performance during the reporting period. The stock of a commodity chemicals producer was impeded by weak earnings performance and external pressures in the chemicals sector. Rolling blackouts and power grid issues in Kuwait raised concerns about the stability of the energy supply, putting downward pressure on independent power producers in the utilities sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2020 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	8.36%	12.25%
Fund Market	9.94	12.57
MSCI Emerging Markets Index	15.07	2.07
MSCI All Kuwait Select Size Liquidity Capped Index	9.10	13.12

Performance Inception Date	Sep. 01, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 58,900,764
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 475,210
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$58,900,764
Number of Portfolio Holdings	37
Net Investment Advisory Fees	$475,210
Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	63.9%
Industrials	11.6%
Real Estate	10.8%
Communication Services	6.0%
Consumer Discretionary	3.5%
Materials	1.7%
Consumer Staples	1.4%
Energy	0.7%
Utilities	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Kuwait Finance House KSCP	22.5%
National Bank of Kuwait SAKP	22.1%
Mobile Telecommunications Co. KSCP	4.5%
Gulf Bank KSCP	3.7%
Mabanee Co. KPSC	3.6%
National Industries Group Holding SAK	2.5%
Agility Public Warehousing Co. KSC	2.3%
Warba Bank KSCP	2.1%
Commercial Real Estate Co. KSC	2.1%
Humansoft Holding Co. KSC	2.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Kuwait Finance House KSCP	22.5%
National Bank of Kuwait SAKP	22.1%
Mobile Telecommunications Co. KSCP	4.5%
Gulf Bank KSCP	3.7%
Mabanee Co. KPSC	3.6%
National Industries Group Holding SAK	2.5%
Agility Public Warehousing Co. KSC	2.3%
Warba Bank KSCP	2.1%
Commercial Real Estate Co. KSC	2.1%
Humansoft Holding Co. KSC	2.0%
(a)	Excludes money market funds.

C000087779 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Ireland ETF
Class Name	iShares MSCI Ireland ETF
Trading Symbol	EIRL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Ireland ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Ireland ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Ireland’s monetary policy, including its policy rate, is determined by the ECB.
  With the economy improving due in part to cooling inflation, Ireland registered solid returns during the reporting period, driven predominately by the consumer discretionary sector.
What contributed to performance?
Stocks in the consumer discretionary sector strongly contributed to the Fund’s return during the reporting period. Within the sector, the hotels, restaurants, and leisure industry added to performance, as Irish online sports betting and gambling operators continued to benefit from the ongoing popularity of sports betting in the U.S. Healthcare stocks also contributed to performance, most notably within the pharmaceutical, biotechnology, and life sciences industry. Due in part to competitive tax rates, Ireland has become the largest exporter of pharmaceuticals in the European Union and a hub for both clinical research institutions and drug manufacturing facilities, including the increasingly popular GLP-1 drugs that treat diabetes and obesity.
What detracted from performance?
Amid an affordability crisis in Ireland, stocks in the real estate sector detracted from the Fund’s performance during the reporting period, most notably among residential real estate investment trusts (“REITs”).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	21.43%	13.30%	8.53%
Fund Market	21.53	13.27	8.56
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI All Ireland Capped Index	21.93	13.81	9.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 117,903,503
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 528,771
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$117,903,503
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$528,771
Portfolio Turnover Rate	87%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	30.6%
Health Care	24.8%
Industrials	14.4%
Consumer Discretionary	11.9%
Financials	9.7%
Utilities	4.4%
Materials	2.3%
Real Estate	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
ICON PLC	21.9%
Kerry Group PLC, Class A	18.7%
Ryanair Holdings PLC	4.8%
Grafton Group PLC	4.7%
AIB Group PLC	4.6%
Cairn Homes PLC	4.6%
Glanbia PLC	4.5%
Bank of Ireland Group PLC	4.5%
Greencoat Renewables PLC	4.5%
Kingspan Group PLC	4.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
ICON PLC	21.9%
Kerry Group PLC, Class A	18.7%
Ryanair Holdings PLC	4.8%
Grafton Group PLC	4.7%
AIB Group PLC	4.6%
Cairn Homes PLC	4.6%
Glanbia PLC	4.5%
Bank of Ireland Group PLC	4.5%
Greencoat Renewables PLC	4.5%
Kingspan Group PLC	4.2%
(a)	Excludes money market funds.

C000106876 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI India Small-Cap ETF
Class Name	iShares MSCI India Small-Cap ETF
Trading Symbol	SMIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI India Small-Cap ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India Small-Cap ETF	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Indian small-capitalization equities rallied strongly during the reporting period, with substantial returns across most sectors.
  India’s economy has shown considerable strength, supported by robust infrastructure investment, a buoyant manufacturing sector, and improving unemployment data. Small-capitalization companies benefited significantly from both domestic and foreign inflows into mutual funds.
  The Reserve Bank of India held rates steady, helping inflation return to the central bank’s target rate.
  Stocks faced volatility after Prime Minister Narendra Modi unexpectedly lost the Parliamentary majority, forcing Modi to rely on smaller political parties to form a governing majority and pursue his pro-growth agenda.
What contributed to performance?
The industrials sector was the largest contributor to the Fund’s performance during the reporting period. India’s ambitious infrastructure plans, including deploying significant capital into various road, rail, and energy projects, revitalized firms engaging in construction and engineering. Sustainable efforts to decarbonize and provide wind and solar energy solutions helped the performance of several heavy electrical equipment companies that supply access to these solutions. In the materials sector, the raw products needed to manufacture these projects supported the demand for various components. Notably, companies that provide chemicals, containers and packaging, and steel saw strong gains. In the financials sector, advances were led by firms that provide capital markets services, buoyed by the country’s growing middle class and increasing attraction of Indian equities to foreign investors.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	34.57%	21.43%	11.58%
Fund Market	33.43	21.65	11.64
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI India Small Cap Index	44.15	25.71	14.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 993,871,704
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 5,462,297
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$993,871,704
Number of Portfolio Holdings	522
Net Investment Advisory Fees	$5,462,297
Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.0%
Financials	16.3%
Materials	14.5%
Consumer Discretionary	13.5%
Health Care	11.2%
Information Technology	7.1%
Consumer Staples	3.8%
Utilities	3.4%
Real Estate	3.2%
Communication Services	2.1%
Energy	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Coforge Ltd.	1.2%
Voltas Ltd.	1.1%
Federal Bank Ltd.	1.0%
Embassy Office Parks REIT	1.0%
Crompton Greaves Consumer Electricals Ltd.	0.9%
KPIT Technologies Ltd.	0.9%
Max Financial Services Ltd.	0.8%
Fortis Healthcare Ltd.	0.8%
KEI Industries Ltd.	0.8%
Glenmark Pharmaceuticals Ltd.	0.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Coforge Ltd.	1.2%
Voltas Ltd.	1.1%
Federal Bank Ltd.	1.0%
Embassy Office Parks REIT	1.0%
Crompton Greaves Consumer Electricals Ltd.	0.9%
KPIT Technologies Ltd.	0.9%
Max Financial Services Ltd.	0.8%
Fortis Healthcare Ltd.	0.8%
KEI Industries Ltd.	0.8%
Glenmark Pharmaceuticals Ltd.	0.7%
(a)	Excludes money market funds.

C000219745 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI EAFE ETF
Class Name	iShares ESG Advanced MSCI EAFE ETF
Trading Symbol	DMXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced MSCI EAFE ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EAFE ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates.
  Inflows into environmental, sustainable, and governance (“ESG”) funds varied by region during the reporting period.
What contributed to performance?
During the reporting period, Japanese stocks contributed the most to the Fund’s return, led by the diversified banking industry within the financials sector. Following the Bank of Japan’s decision to raise rates and corporate governance reforms, Japanese banks generated higher returns on their large reserve balances. Stocks in Europe also contributed to performance, most notably in Switzerland, the Netherlands, and Germany. The Swiss healthcare sector benefited from the strength of a top pharmaceutical company that spun off its generic division, while semiconductor materials and equipment companies in the Netherlands benefited from artificial intelligence (“AI”) enthusiasm. In Germany, the information technology sector also strongly contributed to performance, led by software and services companies that leverage cloud computing and AI.
What detracted from performance?
Amid slowing growth in the region, stocks in Hong Kong detracted from the Fund’s return during the reporting period, led by the financials sector. The stock of a large insurance company sold off as investors fear continued uncertainty in China’s economy will impact the company’s ability to pay dividends and repurchase shares.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 16, 2020 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	23.19%	10.37%
Fund Market	21.90	10.23
MSCI All Country World Index	23.44	13.31
MSCI EAFE Choice ESG Screened Index	22.66	10.32

Performance Inception Date	Jun. 16, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 708,067,593
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 706,603
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$708,067,593
Number of Portfolio Holdings	463
Net Investment Advisory Fees	$706,603
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.7%
Industrials	19.0%
Health Care	17.4%
Information Technology	16.8%
Consumer Discretionary	6.5%
Materials	6.3%
Communication Services	4.7%
Real Estate	4.1%
Consumer Staples	3.1%
Utilities	0.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.6%
Switzerland	10.9%
France	9.5%
Netherlands	9.0%
Germany	8.2%
United Kingdom	7.2%
Denmark	6.9%
Sweden	4.9%
Australia	4.8%
Hong Kong	2.3%
Other#	10.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000234654 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emergent Food and AgTech Multisector ETF
Class Name	iShares Emergent Food and AgTech Multisector ETF
Trading Symbol	IVEG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Emergent Food and AgTech Multisector ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emergent Food and AgTech Multisector ETF	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates while the Bank of Japan exited its zero-interest rate policy that it had held since 2016.
  During the reporting period, the United States government announced it would allocate $1 billion in Commodity Credit Corporation funding for emergency international food assistance.
What contributed to performance?
Stocks in the United States were the leading contributors to the Fund’s return. Within the materials sector, companies providing containers and packaging gained on strategic initiatives, rising demand, and easing input costs. These companies, which produce paper products, also gained due to a shift away from single-use plastic packaging. Specialty chemicals stocks contributed on cutting-edge technology and artificial intelligence driven solutions for their food service offerings.
What detracted from performance?
Stocks in Germany detracted the most from the Fund’s performance during the reporting period. In the healthcare sector, a major pharmaceutical company faced increasing negative pressures due to litigation from one of its subsidiaries. The firm was forced to cut its dividend in an attempt to reconcile its large debt burden.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 25, 2022 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.84%	(5.03	) %
Fund Market	5.42	(5.11)
MSCI All Country World Index	23.44	11.81
Morningstar® Global Food Innovation Index	5.67	(5.09)

Performance Inception Date	Apr. 25, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,063,223
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 23,410
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,063,223
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$23,410
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	52.7%
Industrials	16.7%
Consumer Staples	14.1%
Health Care	12.2%
Information Technology	4.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.9%
Germany	9.4%
Ireland	7.9%
France	6.4%
Norway	5.0%
Japan	3.4%
Canada	3.2%
United Kingdom	2.9%
Netherlands	0.6%
Australia	0.3%
(a)	Excludes money market funds.

C000141929 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI Eurozone ETF
Class Name	iShares Currency Hedged MSCI Eurozone ETF
Trading Symbol	HEZU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Eurozone ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 3	[4]
Expense Ratio, Percent	0.03%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for most of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
  In Germany, the eurozone’s largest economy, growth shrunk during the reporting period, as stagnating economic conditions continued. In France, snap Parliamentary elections and uncertainty surrounding both parties’ plans to reduce the deficit caused volatility.
What contributed to performance?
German stocks contributed the most to the Fund’s performance during the reporting period, led by the information technology sector. Enthusiasm over AI, increased spending on cybersecurity and cloud computing, and ongoing digitalization efforts boosted the sector, most notably within the software and services industry. The German financials sector also contributed to performance, led by insurance companies. Stocks in the Netherlands benefited returns, most notably in the semiconductors and semiconductor equipment industry within the information technology sector. Despite fears of potential export restrictions to China, the stock of Europe’s largest technology firm that manufactures the machines used to build computer chips continued to rise.
What detracted from performance?
During the reporting period, stocks in Ireland detracted from the Fund’s performance, most notably in the materials sector. The stock of a provider of building materials solutions declined after it transitioned its primary listing to the New York Stock Exchange, causing frustration among some shareholders.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.97%	11.09%	8.94%
Fund Market	17.94	11.10	8.93
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI EMU 100% Hedged to USD Index	17.67	10.97	9.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 420,396,799
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 107,848
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$420,396,799
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$107,848
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	0.0	% (a)
Forward foreign currency exchange contracts, net cumulative depreciation	(2.0	) %
Other assets less liabilities	2.1%
Sector allocation (of the underlying fund)(b)
Sector	Percent of Total Investments (c)
Financials	19.8%
Industrials	17.5%
Consumer Discretionary	14.0%
Information Technology	13.7%
Health Care	7.5%
Consumer Staples	7.0%
Utilities	5.7%
Materials	5.1%
Communication Services	4.5%
Energy	4.1%
Real Estate	1.1%
(a)	Rounds to less than 0.1%.
(b)	The underlying fund is iShares MSCI Eurozone ETF.
(c)	Excludes money market funds.

C000168438 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Sustainable Development Goals ETF
Class Name	iShares MSCI Global Sustainable Development Goals ETF
Trading Symbol	SDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Sustainable Development Goals ETF	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016.
What contributed to performance?
Stocks in the French industrials sector contributed the most to the Fund’s performance during the reporting period, led by a firm in the construction, machinery, and heavy transportation equipment segment. The company, whose mission is to develop and promote sustainable transportation solutions, benefited from a deleveraging plan, a multi-billion-dollar train order, and an upgrade by a credit ratings agency. In the United States, several biotechnology companies in the healthcare sector contributed to the Fund’s return, encouraged by new product offerings.
What detracted from performance?
Chinese stocks were the largest detractors from the Fund’s return during the reporting period. In the consumer discretionary sector, stocks of electric vehicle (“EV”) makers fell sharply due to increased tariffs on Chinese imports and fears that more countries would do the same. In Belgium, stocks in the material sector detracted, led by the chemicals industry. Reduced demand for EVs hampered companies that produce battery materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 20, 2016 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	4.71%	8.95%	8.20%
Fund Market	4.46	8.71	8.12
MSCI All Country World Index	23.44	12.14	10.88
MSCI ACWI Sustainable Impact Index	4.76	9.01	8.34

Performance Inception Date	Apr. 20, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 242,448,921
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 1,496,959
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$242,448,921
Number of Portfolio Holdings	132
Net Investment Advisory Fees	$1,496,959
Portfolio Turnover Rate	67%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	20.0%
Health Care	19.9%
Consumer Staples	19.1%
Real Estate	15.7%
Industrials	13.7%
Consumer Discretionary	6.6%
Utilities	2.7%
Materials	1.9%
Financials	0.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	26.1%
China	14.3%
Japan	12.8%
Denmark	7.9%
South Korea	5.9%
United Kingdom	5.7%
Hong Kong	4.9%
Switzerland	3.2%
Taiwan	2.7%
Canada	2.6%
Other#	13.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000232534 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China Multisector Tech ETF
Class Name	iShares MSCI China Multisector Tech ETF
Trading Symbol	TCHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI China Multisector Tech ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Multisector Tech ETF	$56	0.59%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  China’s economic struggles continued during the reporting period, exacerbated by a prolonged downturn in the property market. Sluggish domestic demand has led to deflation and reduced growth prospects, prompting the Chinese government to introduce stimulus packages.
  The major policy interventions enacted by the government helped to ease investor concerns, but sentiment remained cautious.
  The threat of increasing policy tariffs on Chinese imports further deteriorated the economic growth landscape as Canada joined the United States, the European Union, and other countries that have imposed sanctions on Chinese imports.
  Stock markets were further hampered by decreasing foreign investments, as investors with significant positions in Chinese stocks began pulling out of the market.
What contributed to performance?
In the financials sector, a credit-tech services company in the consumer finance sector slightly contributed during the reporting period. In addition to benefiting from government actions to stimulate the economy, the company reported better-than-expected earnings, raised its dividend, and continued its share buyback program.
What detracted from performance?
Communications stocks were the largest detractors from the Fund’s return during the reporting period, particularly among interactive media and services companies. Internet services firms faced difficulties in their e-commerce platforms amid weak consumption trends and increasing competition. In the information technology sector, semiconductor and semiconductor equipment stocks were hampered by disparaging political comments in the United States and increased tariff threats. Software applications firms also detracted from the Fund’s return, even as some of the strict regulations targeting the technology sector were eased.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 25, 2022 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		Since Fund Inception
Fund NAV	(11.40	) %	(15.40	) %
Fund Market	(11.52)		(15.25)
MSCI Emerging Markets Index	15.07		(0.84)
MSCI China Technology Sub-Industries Select Capped Net Index	(10.41)		(14.58)

Performance Inception Date	Jan. 25, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,062,755
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 38,734
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,062,755
Number of Portfolio Holdings	154
Net Investment Advisory Fees	$38,734
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	40.5%
Consumer Discretionary	25.4%
Communication Services	23.1%
Industrials	8.4%
Financials	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Xiaomi Corp., Class B	4.4%
Lenovo Group Ltd.	4.1%
Alibaba Group Holding Ltd., Class A	4.1%
JD.com Inc., Class A	4.1%
Tencent Holdings Ltd.	4.0%
Baidu Inc., Class A	3.9%
Kuaishou Technology	3.6%
NetEase Inc.	3.6%
Haier Smart Home Co. Ltd., Class A	3.6%
New Oriental Education & Technology Group Inc.	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Xiaomi Corp., Class B	4.4%
Lenovo Group Ltd.	4.1%
Alibaba Group Holding Ltd., Class A	4.1%
JD.com Inc., Class A	4.1%
Tencent Holdings Ltd.	4.0%
Baidu Inc., Class A	3.9%
Kuaishou Technology	3.6%
NetEase Inc.	3.6%
Haier Smart Home Co. Ltd., Class A	3.6%
New Oriental Education & Technology Group Inc.	3.6%
(a)	Excludes money market funds.

C000247094 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Paris-Aligned Climate MSCI World ex USA ETF
Class Name	iShares Paris-Aligned Climate MSCI World ex USA ETF
Trading Symbol	PABD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Paris-Aligned Climate MSCI World ex USA ETF (the “Fund”) for the period of January 17, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate MSCI World ex USA ETF	$8(a)	0.12%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 8	[5]
Expense Ratio, Percent	0.12%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
  The 2015 Paris Climate Accord set emissions goals for its nearly 200 signatory countries with the goal of limiting climate change to well below two degrees Celsius, above pre-industrial levels and preferably below 1.5 degrees.
  Climate change has become an increasingly important investment topic.
What contributed to performance?
Canadian stocks contributed the most to the Fund’s performance during the reporting period. Driven by capital market business strength and a robust investment banking environment, the profits of a handful of large Canadian banks surpassed expectations. In the United Kingdom, financials stocks were also strong performers. Diversified banks delivered solid earnings amid increased consumer activity in wealth management divisions, growing economic optimism, and resilient net interest margins (the ratio of interest income minus interest expense divided by earning assets).
What detracted from performance?
Stocks in Portugal modestly detracted from the Fund’s return during the reporting period. In particular, an electrics utilities firm fell amid rising costs and project delays.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 17, 2024 through August 31, 2024 Initial investment of $10,000
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Performance Inception Date	Jan. 17, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 53,888,101
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 32,283
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$53,888,101
Number of Portfolio Holdings	451
Net Investment Advisory Fees	$32,283
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.6%
Industrials	17.1%
Health Care	14.6%
Information Technology	10.1%
Consumer Discretionary	9.9%
Real Estate	6.1%
Materials	5.5%
Consumer Staples	5.4%
Utilities	3.7%
Communication Services	2.7%
Energy	0.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	19.8%
Canada	12.3%
United Kingdom	10.3%
Switzerland	10.1%
France	9.6%
Australia	6.7%
Germany	6.6%
Netherlands	4.2%
Denmark	3.8%
Spain	3.0%
Other#	13.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000108744 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI United Kingdom Small-Cap ETF
Class Name	iShares MSCI United Kingdom Small-Cap ETF
Trading Symbol	EWUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom Small-Cap ETF	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the Bank of England followed suit in August; the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates.
  Powered by artificial intelligence, information technology stocks led the market for most of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks in the financials sector contributed the most to the Fund’s performance during the reporting period, led by the financial services industry. As economic conditions stabilized and inflation gradually cooled, increased investor confidence led to higher inflows for asset management firms and custody banks. Industrials stocks also contributed to performance during the reporting period, most notably among trading companies and distributors. A British distribution group acquired a leading distributor of aerospace fasteners, a critical component in aircraft manufacturing, adding to their established position in the industry and expanding their reach into the United States and key markets in Europe.
What detracted from performance?
During the reporting period, stocks in the healthcare sector detracted the most from the Fund’s return, led by the pharmaceutical, biotechnology, and life sciences industry. The stock of a specialty pharmaceuticals business dropped after it discontinued production of its schizophrenia drug and sales of its best-selling opioid addiction treatment slowed as a new treatment at a rival company entered the market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.34%	4.36%	2.43%
Fund Market	22.19	4.30	2.45
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI United Kingdom Small Cap Index	22.70	4.93	3.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 62,338,206
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 261,015
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$62,338,206
Number of Portfolio Holdings	235
Net Investment Advisory Fees	$261,015
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	20.8%
Financials	20.3%
Consumer Discretionary	15.3%
Real Estate	12.5%
Consumer Staples	6.7%
Information Technology	6.2%
Materials	6.2%
Communication Services	5.4%
Health Care	2.8%
Energy	2.1%
Utilities	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Marks & Spencer Group PLC	2.1%
DS Smith PLC	1.9%
Intermediate Capital Group PLC	1.9%
Diploma PLC	1.8%
Howden Joinery Group PLC	1.6%
Weir Group PLC (The)	1.6%
Beazley PLC	1.5%
IMI PLC	1.4%
B&M European Value Retail SA	1.3%
Rightmove PLC	1.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Marks & Spencer Group PLC	2.1%
DS Smith PLC	1.9%
Intermediate Capital Group PLC	1.9%
Diploma PLC	1.8%
Howden Joinery Group PLC	1.6%
Weir Group PLC (The)	1.6%
Beazley PLC	1.5%
IMI PLC	1.4%
B&M European Value Retail SA	1.3%
Rightmove PLC	1.3%
(a)	Excludes money market funds.

C000140044 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI UAE ETF
Class Name	iShares MSCI UAE ETF
Trading Symbol	UAE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI UAE ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI UAE ETF	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  The Middle East was negatively impacted by cuts in oil production and falling energy prices and experienced significant volatility due to the ongoing war between Hamas and Israel.
  The United Arab Emirates (“UAE”) is one of the world’s ten largest oil producers, and its economy is highly dependent on oil and natural gas exports. However, the country is seeking to become less oil-dependent, and non-oil gross domestic product has significantly increased.
What contributed to performance?
Stocks in the financials sector contributed the most to the Fund’s return for the reporting period. Diversified banks were positively impacted by strong credit growth, higher interest rates, and a growing trend toward digital transformation. The UAE is considered to be one of the top real estate markets in the world, and companies engaging in real estate have benefited from the country’s relaxed visa requirements and high-net-worth individuals seeking luxury investments.
What detracted from performance?
The industrials sector, particularly among industrial conglomerates and holding companies, detracted from the Fund’s return during the reporting period. Consumer discretionary stocks were adversely affected by ongoing geopolitical tensions, particularly among hotels, restaurants, and leisure operators. In the energy sector, companies in the integrated oil and gas, and the oil and gas drilling industries detracted from the Fund’s return. Oil and gas prices continued to come under negative pricing pressures during the reporting period, hampered by geopolitical tensions and supply concerns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	3.34%	5.20%	(0.68	) %
Fund Market	4.41	5.67	(0.57)
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI All UAE Capped Index	3.23	6.20	0.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 35,655,081
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 221,076
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$35,655,081
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$221,076
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.9%
Real Estate	21.8%
Communication Services	16.3%
Industrials	9.0%
Consumer Discretionary	6.1%
Energy	4.7%
Utilities	2.2%
Consumer Staples	1.5%
Information Technology	0.5%
Health Care	0.0	% (b)
Ten largest holdings
Security	Percent of Total Investments(a)
Emirates Telecommunications Group Co. PJSC	15.4%
First Abu Dhabi Bank PJSC	14.5%
Emaar Properties PJSC	13.7%
Aldar Properties PJSC	4.5%
Abu Dhabi Commercial Bank PJSC	4.4%
Abu Dhabi Islamic Bank PJSC	4.4%
Emirates NBD Bank PJSC	4.4%
Dubai Islamic Bank PJSC	4.4%
ADNOC Drilling Co. PJSC	3.4%
Abu Dhabi National Oil Co. for Distribution PJSC	3.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Emirates Telecommunications Group Co. PJSC	15.4%
First Abu Dhabi Bank PJSC	14.5%
Emaar Properties PJSC	13.7%
Aldar Properties PJSC	4.5%
Abu Dhabi Commercial Bank PJSC	4.4%
Abu Dhabi Islamic Bank PJSC	4.4%
Emirates NBD Bank PJSC	4.4%
Dubai Islamic Bank PJSC	4.4%
ADNOC Drilling Co. PJSC	3.4%
Abu Dhabi National Oil Co. for Distribution PJSC	3.3%
(a)Excludes money market funds.
C000106878 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI India ETF
Class Name	iShares MSCI India ETF
Trading Symbol	INDA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI India ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India ETF	$72	0.62%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Indian equities rallied strongly during the reporting period, with substantial returns across most sectors.
  India’s economy has shown considerable strength, supported by robust infrastructure investment, a buoyant manufacturing sector, improving unemployment data, and significant inflows into domestic mutual funds.
  The Reserve Bank of India held rates steady, helping inflation return to the central bank’s target rate.
  Stocks faced volatility after Prime Minister Narendra Modi unexpectedly lost the Parliamentary majority, forcing Modi to rely on smaller political parties to form a governing majority and pursue his pro-growth agenda.
What contributed to performance?
Automobile manufacturers in the consumer discretionary sector gained on strong domestic demand and new vehicle launches, contributing to the Fund’s return for the reporting period. In the financials sector, robust loan growth helped the performance of diversified banks. Companies that provide electrical components and equipment in the industrials sector were a source of strength, benefiting from the country’s drive to increase access to electricity. Additionally, aerospace and defense companies benefited from a growing demand for domestic air travel, as well as government initiatives to encourage innovation in space ventures. Investment spending on artificial intelligence (“AI”) has intensified as companies seek to improve operational efficiencies and increase automation. IT consulting companies in the information technology sector that help companies identify AI opportunities and develop corporate strategies have benefited from this growing trend.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	31.65%	13.80%	7.79%
Fund Market	31.27	13.98	7.75
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI India Index	39.73	16.68	9.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,503,009,927
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 53,431,345
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,503,009,927
Number of Portfolio Holdings	154
Net Investment Advisory Fees	$53,431,345
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.7%
Consumer Discretionary	13.1%
Information Technology	11.8%
Energy	10.0%
Industrials	9.3%
Materials	7.7%
Consumer Staples	7.3%
Health Care	5.4%
Utilities	4.9%
Communication Services	4.3%
Real Estate	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Reliance Industries Ltd.	6.9%
HDFC Bank Ltd.	5.3%
Infosys Ltd.	4.9%
ICICI Bank Ltd.	4.8%
Tata Consultancy Services Ltd.	3.1%
Bharti Airtel Ltd.	3.1%
Axis Bank Ltd.	2.0%
Mahindra & Mahindra Ltd.	2.0%
Larsen & Toubro Ltd.	1.9%
Hindustan Unilever Ltd.	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Reliance Industries Ltd.	6.9%
HDFC Bank Ltd.	5.3%
Infosys Ltd.	4.9%
ICICI Bank Ltd.	4.8%
Tata Consultancy Services Ltd.	3.1%
Bharti Airtel Ltd.	3.1%
Axis Bank Ltd.	2.0%
Mahindra & Mahindra Ltd.	2.0%
Larsen & Toubro Ltd.	1.9%
Hindustan Unilever Ltd.	1.7%
(a)	Excludes money market funds.

C000108740 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Norway ETF
Class Name	iShares MSCI Norway ETF
Trading Symbol	ENOR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Norway ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Norway ETF	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
  While elevated inflation and high credit costs weighed on Norway’s economy, economic conditions improved during the reporting period due in part to a weak krone and increasing exports.
What contributed to performance?
Stocks in the industrial sector contributed the most to the Fund’s performance during the reporting period, led by the capital goods industry. Notably, Norwegian aerospace and defense companies contributed, with defense spending increasing as countries sought to modernize their armed forces amid ongoing global conflicts both in Europe and the Middle East. Financials stocks also contributed to the Fund’s performance, particularly among banks, as Norway’s central bank continued to keep its key policy rate on hold at 4.5%.
What detracted from performance?
Materials stocks detracted the most from the Fund’s return during the reporting period, most notably among fertilizers and agricultural chemicals companies. Amid declining global prices of its fertilizer products and ongoing crop production challenges, the stock of a major Norwegian chemical company declined. Stocks in the healthcare sector also detracted during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.30%	5.70%	0.82%
Fund Market	14.28	5.78	0.78
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Norway IMI 25/50 Index	14.69	6.15	1.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 29,833,577
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 163,676
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$29,833,577
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$163,676
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Energy	31.2%
Financials	20.1%
Industrials	14.1%
Consumer Staples	13.5%
Materials	8.9%
Communication Services	7.4%
Information Technology	3.1%
Consumer Discretionary	0.6%
Real Estate	0.5%
Utilities	0.5%
Health Care	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Equinor ASA	13.3%
DNB Bank ASA	11.2%
Kongsberg Gruppen ASA	5.5%
Mowi ASA	4.8%
Norsk Hydro ASA	4.7%
Telenor ASA	4.5%
Aker BP ASA	4.5%
Orkla ASA	3.7%
Yara International ASA	2.9%
Storebrand ASA	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Equinor ASA	13.3%
DNB Bank ASA	11.2%
Kongsberg Gruppen ASA	5.5%
Mowi ASA	4.8%
Norsk Hydro ASA	4.7%
Telenor ASA	4.5%
Aker BP ASA	4.5%
Orkla ASA	3.7%
Yara International ASA	2.9%
Storebrand ASA	2.7%
(a)	Excludes money market funds.

C000219747 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI EM ETF
Class Name	iShares ESG Advanced MSCI EM ETF
Trading Symbol	EMXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced MSCI EM ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EM ETF	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but weakening growth in China and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
What contributed to performance?
Indian stocks contributed the most to the Fund’s return during the reporting period, led by the consumer discretionary and information technology sectors. Several Indian information technology consultancy firms have partnered with large global technology companies to use artificial intelligence (“AI”) to optimize and modernize their service offerings. Among automakers, new product launches and strong order books drove positive returns. Stocks in Taiwan also contributed to performance, most notably in the information technology sector. Companies that manufacture the advanced semiconductor chips necessary to power AI continued to see strong demand from global technology companies, and the world’s biggest chipmaker is based in Taiwan.
What detracted from performance?
Amid a slowing economy, Chinese stocks detracted meaningfully from the Fund’s performance during the reporting period, led by the consumer discretionary sector. Chinese broadline retail companies suffered as consumer spending decreased while competition within the e-commerce space increased.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 6, 2020 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	11.04%	3.81%
Fund Market	10.94	3.83
MSCI Emerging Markets Index	15.07	2.48
MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index	12.26	4.33

Performance Inception Date	Oct. 06, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 79,550,094
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 112,022
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$79,550,094
Number of Portfolio Holdings	498
Net Investment Advisory Fees	$112,022
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	41.1%
Information Technology	20.1%
Consumer Discretionary	12.0%
Communication Services	6.9%
Consumer Staples	5.6%
Industrials	4.8%
Health Care	3.7%
Materials	2.8%
Real Estate	2.0%
Utilities	1.0%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	21.2%
China	19.6%
Taiwan	18.2%
South Korea	7.4%
South Africa	5.5%
Saudi Arabia	4.4%
Brazil	4.2%
Indonesia	2.9%
Malaysia	2.5%
Thailand	2.4%
Other#	11.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000236608 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Water Management Multisector ETF
Class Name	iShares MSCI Water Management Multisector ETF
Trading Symbol	IWTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Water Management Multisector ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Water Management Multisector ETF	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates, while the Bank of Japan exited its zero-interest rate policy that it had held since 2016.
  Governments and businesses continued to invest in technologies to improve water access, quality, and management during the reporting period.
What contributed to performance?
Companies in the United States were the largest contributors to the Fund’s performance. Within the industrials sector, firms focused on industrial machinery and supplies and components, particularly those that manufacture products and equipment used for water conservation and treatment projects, advanced on growing demand.
What detracted from performance?
Companies in the United Kingdom detracted from the Fund’s performance during the reporting period. In the consumer staples sector, a major distiller faced headwinds as large unsold inventory due to lower sales caused the firm to miss profit expectations and warn of continued challenges ahead.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 20, 2022 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	17.78%	16.29%
Fund Market	17.35	16.15
MSCI All Country World Index	23.44	21.01
MSCI ACWI IMI Sustainable Water Transition Extended Capped Index	17.81	16.20

Performance Inception Date	Sep. 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,318,072
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 27,514
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,318,072
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$27,514
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	33.3%
Information Technology	21.7%
Consumer Discretionary	14.3%
Utilities	12.8%
Materials	11.6%
Health Care	6.3%
Real Estate	0.0	% (b)
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	49.0%
Japan	10.7%
Taiwan	8.7%
Switzerland	6.4%
Brazil	5.1%
France	4.6%
United Kingdom	3.2%
Saudi Arabia	2.8%
Austria	2.6%
China	2.0%
Other#	4.9%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Rounds to less than $1.
[3]	Rounds to less than 0.01%.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[6]	Annualized.